EMPLOYEE BENEFIT PLANS (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Aggregate cost of the defined contribution plans	$ 43	$ 45	$ 50
Accumulated benefit obligation	563	530	561
Change in accumulated benefit obligation	31
Domestic Qualified Retirement Income Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discretionary contributions	0	0	0
Domestic Non-Qualified Retirement Income Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discretionary contributions	13	11	11
Foreign Retirement Income Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discretionary contributions	2	1	1
United States Employees [Member]
Defined Benefit Plan Disclosure [Line Items]
Discretionary contributions	3.00%
Aggregate cost of the defined contribution plans	38	40	46
International Employees [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate cost of the defined contribution plans	3	1	1
Retirement Income Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Recognized prior service (cost) benefit	1
Net actuarial gains (losses) as a component of net periodic benefit cost	(11)
Retirement Health Care Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed ultimate trend	4.50%
Ultimate trend, year reached	2028
Basis point increase	100
Hypothetical effect of basis point change on benefit obligation	0	0	1
Recognized prior service (cost) benefit	(1)
Net actuarial gains (losses) as a component of net periodic benefit cost	$ 3
Medical [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed ultimate trend	7.30%
Prescription Drugs [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed ultimate trend	7.70%